Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 9,083,315	$ 3,149,909
Trade and other receivables	291,502	328,794
Total current assets	9,374,817	3,478,703
Non-Current Assets
Investment in associate		7,104,167
Other financial assets at fair value through profit or loss	786,890	1,929,321
Property, plant and equipment	2,244,700	2,616,080
Exploration and evaluation	100,135,725	92,117,750
Total non-current assets	103,167,315	103,767,318
Total Assets	112,542,132	107,246,021
Current Liabilities
Trade and other payables	2,686,276	1,804,042
Convertible notes		1,405,990
Total current liabilities	2,686,276	3,210,032
Non-Current Assets
Convertible notes		5,652,257
Total non-current liabilities		5,652,257
Total Liabilities	2,686,276	8,862,289
Net Assets	109,855,856	98,383,732
Equity
Issued capital	167,036,279	143,972,570
Foreign currency reserves	4,429,103	3,928,914
Share based-payment reserves	7,981,298	9,061,897
Accumulated losses	(77,283,769)	(66,268,134)
Equity attributable to the owners of Nova Minerals Limited	102,162,911	90,695,247
Non-controlling interest	7,692,945	7,688,485
Total Equity	$ 109,855,856	$ 98,383,732